---------------------------
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                                                     ---------------------------
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                      UNITED STATES                  hours per response...  19.3
            SECURITIES AND EXCHANGE COMMISSION       ---------------------------
                  Washington, D.C. 20549


                                 FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21296

                            BARON SELECT FUNDS
--------------------------------------------------------------------------------
            (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 49th Floor
                               New York, NY 10153
--------------------------------------------------------------------------------
                (Address of Principal Executive Offices)        (Zip Code)


                            Linda S. Martinson, Esq.
                             c/o Baron Select Funds
                           767 Fifth Avenue,49th Floor
                            New York, New York 10153
--------------------------------------------------------------------------------
                  (Name and Address of Agent for Service)


Registrant's Telephone Number, including Area Code        212-583-2000
                                                   -----------------------------

Date of fiscal year end:   December 31
                        ---------------

Date of reporting period:  June 30, 2004
                         ----------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 5th Street, NW, Washington, D.C. 20549-6009. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

      Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.


SEC 2569 (3-03)

Item 1.   Baron Select Funds Semi-Annual Report for the period ended
          June 30, 2004.

                               [registered logo]
                                   B A R O N
                                  S E L E C T
                                   F U N D S


BARON PARTNERS FUND


STATEMENT OF NET ASSETS.......................................................2

STATEMENT OF ASSETS AND
 LIABILITIES .................................................................3

STATEMENT OF OPERATIONS.......................................................4

STATEMENTS OF CHANGES IN
 NET ASSETS ..................................................................5

STATEMENT OF CASH FLOWS.......................................................6

NOTES TO FINANCIAL
 STATEMENTS ..................................................................7





767 Fifth Avenue
NY, NY 10153
212.583.2100
1.800.99.BARON
BaronFunds.com


SEMI-ANNUAL FINANCIAL REPORT                                      JUNE 30, 2004

DEAR BARON PARTNERS
FUND SHAREHOLDER:

Attached you will find unaudited financial statements for Baron Partners Fund for the six months ended June 30, 2004. The Securities and Exchange Commission requires mutual funds to furnish these statements semi-annually to their shareholders.

We thank you for choosing to join us as fellow shareholders in Baron Partners Fund. We will continue to work hard to justify your confidence.

Sincerely,


/s/ Ronald Baron
----------------
    Ronald Baron
    Chairman and Portfolio Manager
    August 20, 2004




/s/ Peggy Wong
--------------
    Peggy Wong
    Treasurer and CFO
    August 20, 2004




A description of the Fund's proxy voting policies and procedures is available without charge on the Fund's website, www.BaronFunds.com, or by calling 1-800-99-BARON and on the SEC's website at www.sec.gov.

---------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost. For more complete information about Baron Partners Fund, including charges and expenses, call or write for a prospectus. Read it carefully before you invest or send money. This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of Baron Partners Fund unless accompanied or preceded by the Fund's current prospectus. The Fund's portfolio holdings reported herein are current at June 30, 2004, but its composition is subject to change.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)


   Shares                                         Cost         Value
--------------------------------------------------------------------------------
COMMON STOCKS (95.01%)
--------------------------------------------------------------------------------
             BUSINESS SERVICES (14.20%)
  800,000    ChoicePoint, Inc.*+              $20,549,530  $36,528,000
             CONSULTING (3.21%)
  300,000    Hewitt Associates, Inc.*           8,429,340    8,250,000
             EDUCATION (8.79%)
  160,000    Apollo Group, Inc., Cl A*          4,472,386   14,126,400
  125,000    Education Mgmt. Corp.*               561,094    4,107,500
   50,000    University of Phoenix Online*      1,236,791    4,379,500
                                              -----------  -----------
                                                6,270,271   22,613,400
             FINANCIAL (24.33%)
  300,000    Arch Capital Group, Ltd.*          9,642,966   11,964,000
  500,000    Axis Capital Holdings, Ltd.       13,492,502   14,000,000
1,250,000    Charles Schwab Corp.               8,701,138   12,012,500
   60,000    Chicago Mercantile Exchange
              Holdings, Inc.                    4,329,601    8,662,200
  180,000    Commerce Bancorp, Inc.            11,118,562    9,901,800
  150,000    First Marblehead Corp.*            5,873,482    6,039,000
                                              -----------  -----------
                                               53,158,251   62,579,500
             HEALTH CARE FACILITIES (3.81%)
  300,000    Manor Care, Inc.                   8,856,942    9,804,000
             HEALTH CARE SERVICES/INSURANCE (7.31%)
  200,000    AMERIGROUP Corp.*                  8,264,447    9,840,000
  100,000    Anthem, Inc.*                      6,830,636    8,956,000
                                              -----------  -----------
                                               15,095,083   18,796,000
             HOME BUILDING (2.07%)
    4,000    NVR, Inc.*+                        1,439,972    1,936,800
   80,000    Toll Brothers, Inc.*               3,015,404    3,385,600
                                              -----------  -----------
                                                4,455,376    5,322,400
             HOTELS AND LODGING (2.54%)
  130,000    Choice Hotels Intl., Inc.          1,105,211    6,520,800
             MEDIA (1.14%)
  160,000    Saga Comm., Inc., Cl A*              773,047    2,920,000
             RECREATION AND RESORTS (16.27%)
  210,000    Kerzner Intl., Ltd.*               4,653,485    9,987,600
  825,000    Wynn Resorts, Ltd.*+              10,933,736   31,869,750
                                              -----------  -----------
                                               15,587,221   41,857,350
             RESTAURANTS (1.11%)
  150,000    Krispy Kreme Doughnuts, Inc.*      3,281,831    2,863,500
             RETAIL (8.45%)
  200,000    Dollar Tree Stores, Inc.*          4,542,396    5,486,000
   60,000    Ethan Allen Interiors, Inc.        1,354,738    2,154,600
  160,000    Select Comfort Corp.*              4,512,118    4,544,000
  100,000    Whole Foods Market, Inc.           4,808,122    9,545,000
                                              -----------  -----------
                                               15,217,374   21,729,600
             TRANSPORTATION (1.78%)
  100,000    C. H. Robinson Worldwide, Inc.     3,775,827    4,584,000
                                              -----------  -----------
TOTAL COMMON STOCKS
                                              156,555,304  244,368,550
                                              -----------  -----------

Notional Amount                                  Cost         Value
--------------------------------------------------------------------------------
SWAP CONTRACTS (0.00%)
--------------------------------------------------------------------------------
(3,545,900)  Total Return Swap Contract
             on a Variety of Short
             Securities Terminating
             06/30/2005                       $         0  $         0
                                               ----------   ----------
Principal Amount
--------------------------------------------------------------------------------
CORPORATE BONDS (3.67%)
--------------------------------------------------------------------------------
             RECREATION AND RESORTS
$ 5,000,000  Wynn Resorts, Ltd. 6.00%
               Sub. Conv. Deb.
               due 07/15/2015                   4,905,571    9,447,800
                                               ----------   ----------
--------------------------------------------------------------------------------
SHORT TERM MONEY MARKET INSTRUMENTS (2.33%)
--------------------------------------------------------------------------------
  6,000,000  Exxon Asset Mgmt. Co.
               1.05% due 07/01/2004             6,000,000    6,000,000
                                             ------------  -----------
TOTAL INVESTMENTS (101.01%)                  $167,460,875  259,816,350
                                             ============
LIABILITIES LESS
  CASH AND OTHER ASSETS (-1.01%)                            (2,600,933)
                                                           -----------
NET ASSETS (EQUIVALENT TO $14.20 PER
  SHARE BASED ON 18,111,838 SHARES OF
  BENEFICIAL INTEREST OUTSTANDING)
                                                          $257,215,417
                                                          ============

---------------
%   Represents percentage of net assets
*   Non-income producing securities
+ Represents security, or a portion thereof, segregated with broker for swap contracts.

                       See Notes to Financial Statements.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

ASSETS:
 Investments in securities, at value (Cost $167,460,875)           $259,816,350
 Cash                                                                   630,987
 Dividends and interest receivable                                      213,137
 Due from broker                                                      1,000,838
 Receivable for securities sold                                       1,623,142
 Receivable for shares sold                                           1,815,681
                                                                   ------------
                                                                    265,100,135
                                                                   ------------
LIABILITIES:
 Due to broker                                                          237,250
 Payable for securities purchased                                     7,501,537
 Payable for shares redeemed                                             57,538
 Accrued expenses and other payables                                     88,393
                                                                   ------------
                                                                      7,884,718
                                                                   ------------
NET ASSETS                                                         $257,215,417
                                                                   ============
NET ASSETS CONSIST OF:
 Capital paid-in                                                   $151,956,140
 Accumulated net investment loss                                     (1,004,373)
 Undistributed net realized gain                                     13,908,175
 Net unrealized appreciation on investments                          92,355,475
                                                                   ------------
NET ASSETS                                                         $257,215,417
                                                                   ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING
 ($.01 PAR VALUE; INDEFINITE SHARES AUTHORIZED)                      18,111,838
                                                                   ============
NET ASSET VALUE PER SHARE                                          $      14.20
                                                                   ============


                       See Notes to Financial Statements.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

INVESTMENT INCOME:
 INCOME:
   Interest                                                         $   155,910
   Dividends                                                            498,825
                                                                    -----------
   Total income                                                         654,735
                                                                    -----------
 EXPENSES:
   Investment advisory fees                                           1,007,390
   Distribution fees                                                    251,848
   Shareholder servicing agent fees                                      15,233
   Reports to shareholders                                               14,022
   Professional fees                                                     20,500
   Registration and filing fees                                          57,194
   Custodian fees                                                         4,891
   Trustee fees                                                          13,250
   Miscellaneous                                                          2,489
                                                                    -----------
   Total operating expenses                                           1,386,817
   Interest expense                                                     272,291
                                                                    -----------
   Total expenses                                                     1,659,108
                                                                    -----------
   Net investment loss                                               (1,004,373)
                                                                    -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized gain on investments sold                               14,058,907
 Change in net unrealized appreciation of investments                16,669,027
                                                                    -----------
 Net gain on investments                                             30,727,934
                                                                    -----------
 Net increase in net assets resulting from operations               $29,723,561
                                                                    ===========


                       See Notes to Financial Statements.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

                                                               FOR THE PERIOD
                                               FOR THE         APRIL 30, 2003
                                             SIX MONTHS       (COMMENCEMENT OF
                                                ENDED            OPERATIONS)
                                            JUNE 30, 2004   TO DECEMBER 31, 2003
                                            -------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Net investment loss                        $ (1,004,373)       $ (1,324,910)
 Net realized gain on investments sold        14,058,907          18,327,938
 Net change in unrealized appreciation
   on investments                             16,669,027          25,585,770
                                            ------------        ------------
 Increase in net assets resulting from
   operations                                 29,723,561          42,588,798
                                            ------------        ------------
DIVIDENDS TO SHAREHOLDERS FROM:
 Net realized gain on investments             (1,071,914)        (16,580,197)
                                            ------------        ------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares issued in
   reorganization of
   Baron Capital Partners, L.P.                        0         116,349,026
 Proceeds from the sale of shares             75,616,646          17,581,834
 Net asset value of shares issued in
   reinvestment of dividends                     942,027          14,240,517
 Cost of shares redeemed                     (12,257,555)         (9,917,326)
                                            ------------        ------------
 Increase in net assets derived from
   capital share transactions                 64,301,118         138,254,051
                                            ------------        ------------
 Net increase in net assets                   92,952,765         164,262,652
NET ASSETS:
 Beginning of period                         164,262,652                   0
                                            ------------        ------------
 End of period                              $257,215,417        $164,262,652
                                            ============        ============
ACCUMULATED NET INVESTMENT LOSS AT END
 OF PERIOD                                  $ (1,004,373)       $          0
                                            ============        ============
SHARES OF BENEFICIAL INTEREST:
 Shares issued in reorganization of
   Baron Capital Partners, L.P.                        0          11,634,903
 Shares sold                                   5,438,345           1,527,459
 Shares issued in reinvestment of
   dividends                                      69,114           1,202,746
 Shares redeemed                                (897,245)           (863,484)
                                            ------------        ------------
 Net increase                                  4,610,214          13,501,624
                                            ============        ============


                       See Notes to Financial Statements.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

CASH PROVIDED (USED) BY FINANCING ACTIVITIES:
 Sales of capital shares                                          $  74,212,994
 Cash distributions paid                                               (129,887)
 Repurchase of capital shares                                       (12,206,511)
                                                                  -------------
 Cash provided by capital share transactions                         61,876,596
                                                                  -------------
 Increase in due from broker                                           (302,864)
 Decrease in due to custodian bank                                  (31,500,000)
                                                                  -------------
                                                                     30,073,732
                                                                  -------------
CASH PROVIDED (USED) BY OPERATIONS:
 Purchases of portfolio securities                                 (108,143,535)
 Proceeds from sales of portfolio securities                         79,594,480
 Cash received in connection with swap transactions                     149,058
 Other decreases                                                         (2,948)
                                                                  -------------
                                                                    (28,402,945)
                                                                  -------------
 Net investment loss                                                 (1,004,373)
 Net change in receivables/payables related to operations               (72,604)
                                                                  -------------
                                                                    (29,479,922)
                                                                  -------------
 Net increase in cash                                                   593,810
                                                                  -------------
   Cash beginning of period                                              37,177
                                                                  -------------
   Cash end of period                                             $     630,987
                                                                  =============
 Supplemental cash flow information:
   Interest paid                                                  $     299,134
                                                                  =============
 Non-cash financing activities:
   Net asset value of shares issued in reinvestment of
     dividends                                                    $     942,027
                                                                  =============


                       See Notes to Financial Statements.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION.

Baron Select Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003. Baron Partners Fund (the "Fund") is a separate non-diversified series of the Trust. The Fund may employ "leverage" by borrowing money and using it for the purchase of additional securities. Borrowing for investment increases both investment opportunity and investment risk. The Fund's investment objective is to seek capital appreciation.

The Fund was organized originally as a limited partnership in February 1992, under the laws of the State of Delaware (the "Partnership"). Effective as of the close of business on April 30, 2003, the Partnership was reorganized into a Delaware statutory trust. The Fund commenced operations with an initial tax-free contribution of assets and liabilities, including securities-in-kind from the Partnership. On the date of contribution, the Partnership had net assets of $116,349,026 including unrealized appreciation of $50,100,678.

(2) SIGNIFICANT ACCOUNTING POLICIES.

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

(A) SECURITY VALUATION. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Fund uses the NASDAQ Official Closing Price. Where market quotations are not readily available, securities are valued based on fair value as determined by the Adviser, using procedures established by the Board of Trustees. Debt instruments having a remaining maturity greater than sixty days will be valued at the highest bid price from the dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board of Trustees. Money market instruments held by the Fund with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

(B) SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSE ALLOCATION. Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Dividend income/expense is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(C) FEDERAL INCOME TAXES. It is the policy of the Fund to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income, including net realized capital gains, if any, to its shareholders. No federal income tax provision is therefore required.

(D) DISTRIBUTIONS. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E) USE OF ESTIMATES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the amounts of income and expenses during the period. Actual results could differ from those estimates.

(3) PURCHASES AND SALES OF SECURITIES.

For the six months ended June 30, 2004, purchases and sales of securities, other
than  short  term   securities,   aggregated   $106,393,390   and   $76,240,159,
respectively.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

(4) INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

(A) INVESTMENT ADVISORY FEES. BAMCO, Inc. (the "Adviser"), a wholly owned subsidiary of Baron Capital Group, Inc. ("BCG"), serves as investment adviser to the Fund. As compensation for services rendered, the Adviser receives a fee payable monthly from the assets of the Fund equal to 1% per annum of the Fund's average daily net asset value. The Adviser has contractually agreed to reduce its fee to the extent required to limit the expense ratio for the Fund to 1.45%, excluding portfolio transaction costs, interest and extraordinary expenses.

(B) DISTRIBUTION FEES. Baron Capital, Inc. ("BCI"), a wholly owned subsidiary of BCG, is a registered broker-dealer and the distributor of the shares of the Fund pursuant to a distribution plan under Rule 12b-1 of the 1940 Act. The distribution plan authorizes the Fund to pay BCI a distribution fee equal on an annual basis to 0.25% of the Fund's average daily net assets.

Brokerage transactions for the Fund may be effected by or through BCI. During the six months ended June 30, 2004, BCI earned gross brokerage commissions of $176,773.

(C) TRUSTEE FEES. Certain Trustees of the Fund may be deemed to be affiliated with or interested persons (as defined by the 1940 Act) of the Fund's Adviser or of BCI. None of the Trustees so affiliated received compensation for his or her services as a Trustee of the Fund. None of the Fund's officers received compensation from the Fund.

(5) LINE OF CREDIT. The Fund has a line of credit with the custodian bank, in the amount of $60,000,000, to be used for investment purposes. Interest is charged to the Fund, based on its borrowings, at a rate per annum equal to the Federal Funds Rate plus a margin of 1.50%.

During the six months ended June 30, 2004, the Fund had an average daily balance on the line of credit of $20,976,331 at a weighted average interest rate of 2.60%. At June 30, 2004, there were no loans outstanding under the line of credit.

(6) SWAP CONTRACTS. The Fund may enter into equity swap transactions as a substitute for investing or selling short directly in securities. A swap transaction is entered into with a counterparty to exchange the returns on a particular security or a basket of securities. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount". The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased had it been invested or decreased if sold short in the particular stocks. Upon entering into the swap contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. During the period the swap contract is open, the Fund marks to market the underlying instruments, including accrued dividends, and recognizes any unrealized gain or loss. Net payments made or received periodically are recognized as realized gain or loss. Swap contracts may involve exposure to loss in excess of the amount recognized in the Statement of Assets and Liabilities. The notional amount reflects the exposure the Fund has in the underlying securities. These transactions are subject to credit risks in addition to the various risks related to the underlying securities.

The notional contract amount with respect to the Fund's outstanding equity swap contract as of June 30, 2004 was ($3,545,900).

(7) SHORT SALES. The Fund may sell securities short. When the Fund sells short, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The Fund may incur dividend expense if a security that has been sold short declares a dividend. The Fund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received. The Fund is required to maintain collateral in a segregated account for the outstanding short sales. Short sales involve elements of market risks and exposure to loss in excess of the amount recognized in the Statement of Assets and Liabilities. The Fund's risk of loss in these types of short sales is unlimited because there is no limit to the cost of replacing the borrowed security.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

(8) INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS.


As of June 30, 2004, the components of net assets on a tax basis were as follows:

Cost of investments                                                $167,359,929
                                                                   ============
Gross tax unrealized appreciation                                    94,594,313
Gross tax unrealized depreciation                                    (2,137,892)
                                                                   ------------
Net tax unrealized appreciation                                    $ 92,456,421
                                                                   ============



Net investment loss and realized and unrealized gains and losses differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred, net operating losses and realized gains (losses) from swap transactions.


(9) FINANCIAL HIGHLIGHTS


Selected data for a share of beneficial interest outstanding throughout each period:

                                                                 FOR THE PERIOD
                                                                 APRIL 30, 2003
                                                SIX MONTHS       (COMMENCEMENT
                                                   ENDED       OF OPERATIONS) TO
                                               JUNE 30, 2004   DECEMBER 31, 2003
                                               -------------   -----------------
NET ASSET VALUE, BEGINNING OF PERIOD              $12.17             $10.00
                                                  ------             ------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss                                (0.06)             (0.10)
Net realized and unrealized gain on
  investments                                       2.16               3.63
                                                  ------             ------
 TOTAL FROM INVESTMENT OPERATIONS                   2.10               3.53
                                                  ------             ------
LESS DISTRIBUTIONS
Dividends from net investment income                0.00               0.00
Distributions from net realized gains              (0.07)             (1.36)
                                                  ------             ------
 TOTAL DISTRIBUTIONS                               (0.07)             (1.36)
                                                  ------             ------
NET ASSET VALUE, END OF PERIOD                    $14.20             $12.17
                                                  ======             ======
 TOTAL RETURN+                                      17.3%              35.7%
                                                  ------             ------
RATIOS/SUPPLEMENTAL DATA
Net assets (in millions), end of period           $257.2             $164.3
Ratio of total expenses to average net
  assets                                            1.64%**            1.77%**
Less: Ratio of interest expense and
  dividend expense to average net assets           (0.27%)**          (0.37%)**
                                                  ------             ------
Ratio of operating expenses to average net
  assets                                            1.37%**            1.40%**
                                                  ======             ======
Ratio of net investment loss to average
  net assets                                       (0.99%)**          (1.39%)**
Portfolio turnover rate+                           34.46%             36.67%

**  Annualized.
+   Not annualized.

[registered logo]
B A R O N
S E L E C T
F U N D S



                                                                          SAR04

Item 2. Code of Ethics.

        Not applicable at this time.  This item is applicable to annual reports.

Item 3. Audit Committee Financial Expert.

        Not applicable at this time.  This item is applicable to annual reports.

Item 4. Principal Accountant Fees and Services.

        Not applicable at this time.  This item is applicable to annual reports.

Item 5. Audit Committee of Listed Registrants.

        The members of the Fund's Audit Committee are Norman Edelcup and Raymond Noveck, both "independent" Trustees pursuant t o paragraph
        (a)(2) of Item 3 to Form N-CSR.

Item 6. [Reserved].

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

        Not applicable to this registrant, insofar as the Registrant is not a closed-end management investment company.

Item 8. [Reserved].

Item 9. Controls and Procedures

          The Registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report on Form N-CSRS, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company in the reports that it files or submits under the Securities Exchange Act to 1934 is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.

          At the date of filing this N-CSRS, the Registrant's principal executive office and principal financial officer are aware of no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

         a).    Ex-99.CERT
                Certification required by Item 10(b) of Form N-CSR.

         b).    Ex-99.906 CERT
                Certification pursuant to Section 906 of the Sarbanes Oxley Act.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                 BARON SELECT FUNDS



                                 By:   /s/ Ronald Baron
                                       -------------------
                                           Ronald Baron
                                           Chairman and Chief Executive Officer

                                 Date: September 3, 2004




Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                 By:   /s/ Ronald Baron
                                       --------------------
                                           Ronald Baron
                                           Chairman and Chief Executive Officer



                                 Date: September 3, 2004

                                 By:   /s/ Peggy Wong
                                       --------------------
                                           Peggy Wong
                                           Treasurer and Chief Financial Officer

                                  Date: September 3, 2004


A signed original of this written statement has been provided to Baron Select Funds and will be retained by Baron Select Funds and furnished to the Securities and Exchange Commission or its staff upon request.